CONSOLIDATED BALANCE SHEETS [Parenthetical] (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accumulated depreciation, property and equipment	36,180	30,216
Accumulated amortization, Intangible assets	7,831	2,908